ACQUISITION, TECHNOLOGY AND OTHER ASSETS (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 21, 2016	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		29,404,696		25,599,878
Allocated Share-based Compensation Expense	$ 2,582,890
Fair Value Assumption Risk Free Interest Rate	1.59%			1.91%
Fair Value Assumption Forfeited rate	0.00%
Fair Value Assumption Expected Volatility Rate	114.00%
Debt Instrument, Interest Rate, Stated Percentage		1.00%				1.50%
Amortization of Intangible Assets		$ 71,053	$ 92,949	$ 323,905	$ 550,080
Exercise Price 0.25 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.25
Exercise Price 0.95 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.95
Exercise Price 1.05 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.05
Interactive Motion Technologies, Inc. [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Acquisition, Effective Date of Acquisition	Apr. 21, 2016
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	23,650,000
Business Acquisition, Number Of Option Acquired	3,895,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	3,000,000
Allocated Share-based Compensation Expense	$ 2,582,890
Share Price	$ 0.98
Loans and Leases Receivable, Related Parties	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Subordinated Debt	$ 200,000